Collaborative Arrangements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Sales	$ 5,684,717	$ 194,321
Distribution Agreement [Member] | Hong Kong [Member]
Percentage of revenue generated in sale of items	50.00%
Percentage of allocation to distributor for overhead	10.00%
Due to the distributor	$ 0